Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock-share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock-shares authorized	50,000,000	50,000,000
Preferred stock-shares issued	0	0
Preferred stock-shares outstanding	0	0
Common stock-share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock-shares authorized	250,000,000	250,000,000
Common stock-shares issued	34,090,618	32,216,104
Common stock-shares outstanding	34,090,618	32,216,104
Treasury stock, shares	805,613	0